Revenues - Disaggregation of revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of revenue from contracts with customers [line items]
Total revenues	$ 730,506	$ 548,372
Subscription revenue
Disclosure of revenue from contracts with customers [line items]
Total revenues	298,763	248,430
Transaction-based revenue
Disclosure of revenue from contracts with customers [line items]
Total revenues	399,552	264,044
Hardware and other revenue
Disclosure of revenue from contracts with customers [line items]
Total revenues	$ 32,191	$ 35,898